Geographic Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenue	$ 68,949	$ 57,519	$ 44,245
Based On Revenue [Member]
Disclosure of geographical areas [line items]
Revenue	68,949	57,519	44,245
Based On Non Current Assets [Member]
Disclosure of geographical areas [line items]
Non-current assets	121,637	256,807
Canada | Based On Revenue [Member]
Disclosure of geographical areas [line items]
Revenue	62,320	49,533	44,245
Canada | Based On Non Current Assets [Member]
Disclosure of geographical areas [line items]
Non-current assets	120,317	255,315
Europe [Member] | Based On Revenue [Member]
Disclosure of geographical areas [line items]
Revenue	6,531	7,287	0
Europe [Member] | Based On Non Current Assets [Member]
Disclosure of geographical areas [line items]
Non-current assets	433	609
Other [Member] | Based On Revenue [Member]
Disclosure of geographical areas [line items]
Revenue	98	699	$ 0
Other [Member] | Based On Non Current Assets [Member]
Disclosure of geographical areas [line items]
Non-current assets	$ 887	$ 883